Quarterly Information (Unaudited)	12 Months Ended
Jun. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)
Quarterly Information (Unaudited)

2012	1st	2nd	3rd	4th	Total
Net sales	$3,233,881	$3,106,832	$3,393,563	$3,411,666	$13,145,942
Gross profit	819,439	725,510	803,248	839,408	3,187,605
Net income attributable to common shareholders	297,018	240,766	312,074	301,965	1,151,823
Diluted earnings per share	1.91	1.56	2.01	1.96	7.45

2011	1st	2nd	3rd	4th	Total
Net sales	$2,829,273	$2,866,664	$3,240,103	$3,409,830	$12,345,870
Gross profit	691,399	670,936	777,020	819,058	2,958,413
Net income attributable to common shareholders	247,171	230,180	279,589	292,190	1,049,130
Diluted earnings per share	1.51	1.39	1.68	1.79	6.37

Earnings per share amounts are computed independently for each of the quarters presented, therefore, the sum of the quarterly earnings per share amounts may not equal the total computed for the year.